FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 57,331,674	¥ 72,019,365	¥ 92,404,068
Additions			2,164,200
Amortization	(6,364,065)	(14,687,691)	(18,574,433)
Cancellation	(38,825,222)		(3,974,470)
Balance at December 31,	¥ 12,142,387	¥ 57,331,674	¥ 72,019,365